SHARE-BASED COMPENSATION - 2021 Plan (Details) - CNY (¥) ¥ in Thousands						12 Months Ended
	Nov. 25, 2024	Aug. 19, 2024	May 20, 2024	Mar. 11, 2024	Feb. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award
Share-based compensation expenses						¥ 116,064	¥ 234,624	¥ 105,219
2021 Option Incentive Plan | Employee share options
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of stock options approved under modification	5,890,059	5,890,059	5,890,059	5,890,059	5,890,059